Acquired Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Intangible Assets [Line Items]
Total acquired intangible assets	$ 17,447,000	$ 9,923,000
Less: Accumulated amortization	(3,417,000)	(1,704,000)
Less: Impairment loss	(1,720,000)	(365,000)
Acquired intangible assets, net	12,310,000	7,854,000
Amortization expenses for Intangible Assets	1,689,000	834,000	563,000
Expected Amortization Expense for Intangible Assets:
2013	3,333,000
2014	2,927,000
2015	2,275,000
2016	816,000
2017	1,787,000
Impairment loss on indefinite-lived intangible assets	197,000	0	0
Impairment loss on definite lived intangible assets	1,151,000	87,000	0
Domain names [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	360,000	757,000
Definite-lived, intangible assets	2,426,000	836,000
Less: Accumulated amortization	(423,000)	(64,000)
Less: Impairment loss	(692,000)	(278,000)
Source code [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	1,754,000	1,752,000
Less: Accumulated amortization	(821,000)	(572,000)
Less: Impairment loss	(158,000)	(87,000)
Trademarks [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	1,288,000	1,274,000
Definite-lived, intangible assets	77,000	0
Less: Accumulated amortization	(2,000)	0
Less: Impairment loss	(197,000)	0
Technology [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	6,999,000	4,579,000
Less: Accumulated amortization	(1,872,000)	(1,009,000)
Less: Impairment loss	(673,000)	0
License of service provider [Member]
Schedule of Intangible Assets [Line Items]
Indefinite-lived, intangible assets	0	604,000
Definite-lived, intangible assets	610,000	0
Expected Amortization Expense for Intangible Assets:
Estimated life of intangible assets (in years)	8 years
Non-compete agreement [Member]
Schedule of Intangible Assets [Line Items]
Definite-lived, intangible assets	3,933,000	121,000
Less: Accumulated amortization	$ (299,000)	$ (59,000)